LONG-TERM DEBT AND LEASE OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
LONG-TERM DEBT AND LEASE OBLIGATIONS
Carrying amount	$ 4,489
Capital leases and mortgage notes	32	6
Unamortized note discounts	(129)	(197)
Total long-term debt	4,360	4,064
Less current portion	66	67
Long-term debt, net of current portion	4,294	3,997
6 3/8%, due 2011
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	6.375%
Carrying amount	0	65
6 1/2%, due 2012
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	6.50%
Carrying amount	57	57
7 3/8%, due 2013
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	7.375%
Carrying amount	216	216
9 7/8%, due 2014
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	9.875%
Carrying amount	60	60
9 1/4%, due 2015
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	9.25%
Carrying amount	474	474
8%, due 2020
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	8.00%
Carrying amount	600	600
6 7/8%, due 2031
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	6.875%
Carrying amount	430	430
9%, due 2015
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	9.00%
Carrying amount	1	714
6.25%, due 2018
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	6.25%
Carrying amount	900	0
10%, due 2018
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	10.00%
Carrying amount	714	714
8 7/8%, due 2019
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	8.875%
Carrying amount	925	925
Credit Facility due 2016
LONG-TERM DEBT AND LEASE OBLIGATIONS
Carrying amount	$ 80	$ 0